Other disclosures - (Tables)	6 Months Ended
Jun. 30, 2020
Other Disclosures [Abstract]
Summary of transactions and balances with equity accounted units

Income statement items	Six months ended 30 June 2020	Six months ended 30 June 2019
	US$m	US$m
Purchases from equity accounted units	(519)	(529)
Sales to equity accounted units	119	141

Cash flow statement items
Dividends from equity accounted units	183	318
Net funding of equity accounted units	(14)	(12)

	30 June 2020	31 December 2019
Balance sheet items	US$m	US$m
Investments in equity accounted units(a)	3,849	3,971
Loans to equity accounted units	39	39
Trade and other receivables: amounts due from equity accounted units	231	259
Trade and other payables: amounts due to equity accounted units	(228)	(271)
(a)Investments in equity accounted units include quasi equity loans.
Summary of subsidiaries

	Iron Ore Company of Canada	Iron Ore Company of Canada	Energy Resources of Australia	Energy Resources of Australia	Turquoise Hill (a)(b)(c)	Turquoise Hill (a)(b)(c)
	2020	2019	2020	2019	2020	2019
Income statement summary for six months ended 30 June	US$m	US$m	US$m	US$m	US$m	US$m
Revenue	1,011	1,027	108	118	409	735
Profit/(loss) after tax	257	260	27	36	(23)	(2,054)
– attributable to non-controlling interests	106	108	6	11	(89)	(1,413)
– attributable to Rio Tinto	151	152	21	25	66	(641)
Other comprehensive (loss)/income	(91)	51	22	1	(2)	1
Total comprehensive income/(loss)	166	311	49	37	(25)	(2,053)

	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Balance sheet summary as at:	US$m	US$m	US$m	US$m	US$m	US$m
Non-current assets	2,397	2,585	393	76	10,155	9,589
Current assets	741	610	270	258	1,793	2,449
Current liabilities	(394)	(532)	(131)	(127)	(457)	(493)
Non-current liabilities	(847)	(927)	(428)	(462)	(4,375)	(4,405)
Net assets/(liabilities)	1,897	1,736	104	(255)	7,116	7,140
– attributable to non-controlling interests	787	718	19	—	2,240	2,369
– attributable to Rio Tinto	1,110	1,018	85	(255)	4,876	4,771

	2020	2019	2020	2019	2020	2019
Cash flow statement summary for six months ended 30 June	US$m	US$m	US$m	US$m	US$m	US$m
Cash flow from operations	403	509	17	23	29	287
Dividends paid to non-controlling interests	—	(52)	—	—	—	—

(a)Turquoise Hill Resources Ltd holds a controlling interest in Oyu Tolgoi LLC ("OT").

(b)Under the terms of the project finance facility held by OT, there are certain restrictions on the ability of OT to make shareholder distributions.

(c)Since 2011, Turquoise Hill has funded common share investments in OT on behalf of Erdenes Oyu Tolgoi LLC ("Erdenes"). In accordance with the Amended and Restated Shareholders Agreement dated 8 June 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to them via a pledge over Erdenes' share of future OT common share dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to Turquoise Hill. Common share investments funded on behalf of Erdenes are recorded as a reduction to the net carrying value of non-controlling interests. As at 30 June 2020, the cumulative amount of such funding was US$1,327 million (31 December 2019: US$1,241 million), excluding accrued interest of US$734 million (31 December 2019: US$655 million) relating to this funding.
Other disclosures (continued)

Summary financial information for subsidiaries that have non-controlling interests that are material to the Group (continued)

	Robe River Mining Co Pty	Robe River Mining Co Pty	Other companies and eliminations(d)	Other companies and eliminations(d)	Robe River	Robe River
	2020	2019	2020	2019	2020	2019
Income statement summary for six months ended 30 June	US$m	US$m	US$m	US$m	US$m	US$m
Revenue	734	614	851	716	1,585	1,330
Profit after tax	403	344	424	338	827	682
– attributable to non-controlling interests	158	134	—	—	158	134
– attributable to Rio Tinto	245	210	424	338	669	548
Other comprehensive loss	(88)	(18)	(38)	(11)	(126)	(29)
Total comprehensive income	315	326	386	327	701	653

		Adjusted(e)		Adjusted(e)		Adjusted(e)
	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Balance sheet summary as at:	US$m	US$m	US$m	US$m	US$m	US$m
Non-current assets(e)	2,979	2,945	3,673	3,687	6,652	6,632
Current assets(e)	1,124	1,161	2,668	2,531	3,792	3,692
Current liabilities(e)	(705)	(204)	(859)	(303)	(1,564)	(507)
Non-current liabilities(e)	(365)	(376)	(3,495)	(4,050)	(3,860)	(4,426)
Net assets	3,033	3,526	1,987	1,865	5,020	5,391
– attributable to non-controlling interests	1,210	1,404	—	—	1,210	1,404
– attributable to Rio Tinto	1,823	2,122	1,987	1,865	3,810	3,987

	2020	2019	2020	2019	2020	2019
Cash flow statement summary for six months ended 30 June	US$m	US$m	US$m	US$m	US$m	US$m
Cash flow from operations	665	528	1,066	920	1,731	1,448
Dividends paid to non-controlling interests	(211)	—	—	—	(211)	—

(d)"Other companies and eliminations" includes North Mining Limited (a wholly-owned subsidiary of the Group which accounts for its interest in Robe River) and goodwill of US$342 million at 30 June 2020 (31 December 2019: US$349 million) that arose on the Group's acquisition of its interest in Robe River.

(e)The 31 December 2019 comparative has been adjusted to more appropriately classify certain intercompany balances.

Summary of principal joint ventures
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the joint ventures’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments and amounts due to and from Rio Tinto.

	Minera Escondida Ltda	Minera Escondida Ltda	Sohar Aluminum Co. L.L.C.	Sohar Aluminum Co. L.L.C.
	2020	2019	2020	2019
Income statement summary for six months ended 30 June	US$m	US$m	US$m	US$m
Revenue	3,137	3,537	325	325

Depreciation and amortisation	(797)	(790)	(55)	(60)
Other operating costs	(1,243)	(1,640)	(225)	(220)
Operating profit	1,097	1,107	45	45

Finance expense	(70)	(80)	(15)	(15)
Income tax	(370)	(387)	(5)	(5)
Profit after tax	657	640	25	25
Other comprehensive loss	(27)	—	—	—
Total comprehensive income	630	640	25	25

	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Balance sheet summary as at:	US$m	US$m	US$m	US$m

Non-current assets	12,004	12,450	2,990	3,045
Current assets	2,393	2,250	250	290
Current liabilities	(1,547)	(1,827)	(185)	(205)
Non-current liabilities	(4,540)	(4,670)	(745)	(845)
Net assets	8,310	8,203	2,310	2,285

Assets and liabilities above include:
– cash and cash equivalents	533	603	20	20
– current financial liabilities	(783)	(807)	(110)	(110)
– non-current financial liabilities	(2,217)	(2,380)	(575)	(675)

	2020	2019	2020	2019
Cash flow statement summary for six months ended 30 June	US$m	US$m	US$m	US$m

Dividends received from joint venture (Rio Tinto share)	183	315	—	—